SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
The Plan
EBP, Accounting Policy [Line Items]
SIGNIFICANT ACCOUNTING POLICIES	SIGNIFICANT ACCOUNTING POLICIES
Basis of accounting
The financial statements of the Plan have been prepared on the accrual basis of accounting and in accordance with accounting principles generally accepted in the United States of America ("GAAP").
Use of estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and changes therein and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.
Risks and uncertainties
The Plan provides various investment options to its participants, including corporate stock, mutual funds, common/collective trusts and stable value funds. Participants may also direct their investments through a trustee sponsored brokerage account, which offers the option to invest in a variety of individual stocks and mutual funds, etc. Investment securities, in general, are exposed to various risks, such as interest rate risk, credit risk and overall market volatility. Market risks include global events which could impact the value of investment securities, such as a pandemic or international conflict. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the value of the participants' account balances and the amounts reported in the financial statements.
Concentration of investments
At December 31, 2025 and 2024 the Plan's investment in the Fidelity Growth Company Commingled Pool was $118,237,299 and $157,592,045, respectively and represented 17.8% and 21.8%, respectively of the Plan's total investments at fair value.
Investment valuation and income recognition
The Plan's investments are stated at fair value. Accounting guidance related to fair value measurements, which establishes a single authoritative definition of fair value, sets a framework for measuring fair value, and requires additional disclosures about fair value measurements (see note 3). Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation and depreciation in the fair value of investments includes gains and losses in investments sold during the year as well as appreciation and depreciation of the investments held at year end.
Notes receivable from participants
Notes receivable from participants are measured at their unpaid balance plus any accrued but unpaid interest. Delinquent participant loans are recorded as distributions based on the terms of the Plan document.
Contributions
Contributions to the Plan from participants and from the Company are recorded in the period that payroll deductions are withheld from Plan participants.
Excess Contributions Payable
The Plan is required to return contributions received during the Plan year in excess of the IRC limits. There were no excess contributions due to participants as of December 31, 2025 and 2024.
Payment of benefits
Benefit payments to participants are recorded upon distribution. There were no participants, who elected to withdraw from the Plan, but had not yet been paid at December 31, 2025.